Segment, Product and Geographic Information - Accounts receivable from significant customers (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Accounts receivable	$ 141,403	$ 84,802
Customer A and Its Affiliates [Member]
Disclosure of operating segments [line items]
Accounts receivable	88,353	62,136
Customer B and Its Affiliates [Member]
Disclosure of operating segments [line items]
Accounts receivable	19,879	13,086
Customer C [Member]
Disclosure of operating segments [line items]
Accounts receivable	$ 33,171	$ 9,580